INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES - Summary of Associates Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Net loss	$ (398.0)	$ (19.7)
Total other comprehensive income (loss)	14.1	(37.2)
Comprehensive income (loss)	(383.9)	(56.9)
Associates
Disclosure of associates [line items]
Net loss	(2.8)	(2.9)
Total other comprehensive income (loss)	1.2	1.3
Comprehensive income (loss)	$ (1.6)	$ (1.6)